    As filed with the Securities and Exchange Commission on October 14, 2011.



                                                             File Nos. 333-96775

                                                                      811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 26


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                               Amendment No. 262


                                                                             [x]
                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                   First MetLife Investors Insurance Company

                              (Name of Depositor)


                   200 Park Avenue, New York, New York 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (800) 989-3752



                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                    (Name and Address of Agent for Service)

                               Michael K. Farrell

                                   President

                   First MetLife Investors Insurance Company

                               c/o 10 Park Avenue

                              Morristown, NJ 07962

                                 (973) 355-4000


                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                         1275 Pennsylvania Avenue, N.W.

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.


[]     on (date) pursuant to paragraph (b) of Rule 485.

[x]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts

This registration statement also incorporates herein by reference the Prospectus and the Statement of Additional Information each dated May 1, 2011 included in Post-Effective Amendment No. 22/Amendment No. 230 to the registration statement on Form N-4 (File Nos. 333-96775/811-08306) filed on April 14, 2011 pursuant to paragraph (b) of Rule 485.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED
                                      TO
                       THE PROSPECTUS DATED MAY 1, 2011

This supplement describes a new optional living benefit rider, Guaranteed Minimum Income Benefit Max III (GMIB Max III) that will be effective for
Class A variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). The GMIB Max III rider will be available with contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center after the close of
the New York Stock Exchange on       .

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy. This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectus dated May 1, 2011 for the contracts. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

I. FEE TABLES AND EXPENSES

ADD THE FOLLOWING TO THE "ADDITIONAL OPTIONAL RIDER CHARGES" SECTION ON PAGE 9 OF THE PROSPECTUS:

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGES*
(as a percentage of Income Base)**

                      GMIB Max III - maximum charge  1.50%
                      GMIB Max III - current charge  1.00%

    *  The GMIB Max III rider is not available in       .

    ** On the issue date, the income base is equal to your initial purchase payment. The income base is adjusted for subsequent purchase payments and withdrawals. For a definition of the term income base, see "Description of GMIB Max III" below in this supplement. The GMIB Max III rider charge may increase upon an Optional Step-Up, but it will not exceed the maximum charge listed in this table. (See "Expenses" section below in this supplement.)

Replace the table on page 10 of the prospectus with the following table:

   The next table shows the minimum and maximum total operating expenses charged by the investment portfolios that you may pay periodically during the time that you own the contract. Certain investment portfolios may impose a redemption fee in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectuses for the investment portfolios and in the following tables.

                                                                                         Minimum Maximum
                                                                                         ------- -------
Total Annual Investment Portfolio Operating Expenses (expenses that are deducted from investment portfolio assets, including management fees, 12b-1/service fees, and other
  expenses..............................................................................  0.59%   1.45%

Add the following investment portfolio fees and expenses to the "Investment Portfolio Expenses" table starting on page 11:

                                                           Acquired    Total                   Net Total
                                          12b-1/           Fund Fees  Annual     Contractual    Annual
                               Management Service  Other      and    Portfolio Expense Subsidy Portfolio
                                  Fees     Fees   Expenses Expenses  Expenses    or Deferral   Expenses
                               ---------- ------- -------- --------- --------- --------------- ---------
Met Investors Series Trust --
  GMIB Max III Portfolios
AllianceBernstein Global
  Dynamic Allocation
  Portfolio...................    0.70%    0.25%    0.31%    0.00%     1.26%        0.06%        1.20%
AQR Global Risk Balanced
  Portfolio...................    0.68%    0.25%    0.22%    0.00%     1.15%        0.05%        1.10%
BlackRock Global Tactical
  Strategies Portfolio........    0.77%    0.25%    0.16%    0.27%     1.45%        0.03%        1.42%
MetLife Balanced Plus
  Portfolio...................    0.29%    0.25%    0.19%    0.43%     1.16%        0.08%        1.08%
Pyramis(R) Government Income
  Portfolio...................    0.52%    0.25%    0.41%    0.00%     1.18%        0.13%        1.05%

Replace "Chart 1" and "Chart 2" in the "Examples" section on page 13 as follows:

   Chart 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the GMIB Max III rider (assuming the maximum 1.50% charge applies in all contract years), regardless of whether you surrender or annuitize the contract or not, which is the most expensive way to purchase the contract.

                                      Time Periods
                             -------------------------------
                             1 year 3 years 5 years 10 years
                             ------ ------- ------- --------
                    maximum   $964  $1,747  $2,539   $4,554
                    minimum   $882  $1,505  $2,139   $3,775

   CHART 2. Chart 2 assumes that you do not select optional death benefit riders or a Guaranteed Minimum Income Benefit rider, regardless of whether you surrender or annuitize the contract or not, which is the least expensive way to purchase the contract.

                                      TIME PERIODS
                             -------------------------------
                             1 YEAR 3 YEARS 5 YEARS 10 YEARS
                             ------ ------- ------- --------
                    maximum   $788  $1,230  $1,696   $2,977
                    minimum   $706  $  982  $1,278   $2,116

II.PURCHASE

Add the following after the fourth paragraph under the "Allocation of Purchase Payments" heading (on page 15 of the prospectus) with the following:

   If you choose the GMIB Max III rider, we require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for the GMIB Max III Rider" until the rider terminates.

ADD THE FOLLOWING SECTION BEFORE THE "ALLOCATION" SECTION (ON PAGE 16 OF THE PROSPECTUS):

   INVESTMENT ALLOCATION RESTRICTIONS FOR THE GMIB MAX III RIDER

   If you elect the GMIB Max III rider, you may allocate your purchase payments and account value among these four investment portfolios, which are designed specifically for use with the GMIB Max rider:

   (a) AllianceBernstein Global Dynamic Allocation Portfolio

   (b) AQR Global Risk Balanced Portfolio

   (c) BlackRock Global Tactical Strategies Portfolio

   (d) MetLife Balanced Plus Portfolio

   In addition, you may allocate purchase payments and account value to the Pyramis(R) Government Income Portfolio. No other investment portfolios are available with the GMIB Max III rider.

   The AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, and MetLife Balanced Plus Portfolio have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max III rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max III rider is not selected may offer the potential for higher returns. Before you select the GMIB Max III rider, you and your financial representative should carefully consider whether the investment options available with the riders meet your investment objectives and risk tolerance.

   Your selling firm may not make one or more of the portfolios listed above available when you apply for the contract and elect the GMIB Max III rider. However, after your contract has been issued with the GMIB Max III rider, all of the portfolios listed above are available for purchase payments or account value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such portfolio(s), you may need to contact us directly as described in "Other Information -- Requests and Elections" in the prospectus.

   You may also allocate purchase payments to the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination portfolios are one or more of the investment portfolios listed above. If you elect the GMIB Max III rider, you may not participate in the Dollar Cost Averaging (DCA) program.

   RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER RIDER TERMINATES. If the GMIB Max III rider terminates (see "Terminating the GMIB Max III Rider" below in this supplement), you may no longer allocate subsequent purchase payments or transfer account value to or among the five investment portfolios listed above. You may leave account value in the five investment portfolios listed above, but once you transfer account value to an investment portfolio that is not one of the five investment portfolios listed above, you will not be permitted to transfer it back to any of those five investment portfolios. If the GMIB Max III rider terminates, you will be permitted to allocate subsequent purchase payments or transfer account value to any of the other available investment portfolios, but not to the fixed account.

   POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose not to permit owners of existing contracts with the GMIB Max III rider to make subsequent purchase payments if: (a) the GMIB Max III is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max III rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with a GMIB Max III rider in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, contract owners will still be permitted to transfer account value among the five investment portfolios listed above.

III.INVESTMENT OPTIONS

ADD THE FOLLOWING TO THE "INVESTMENT OPTIONS" SECTION ON PAGE 25 OF THE
PROSPECTUS:

   MET INVESTORS SERIES TRUST -- GMIB MAX PORTFOLIOS (CLASS B)

   In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:

   AllianceBernstein Global Dynamic Allocation
   Portfolio*
   AQR Global Risk Balanced Portfolio*
   BlackRock Global Tactical Strategies Portfolio*
   MetLife Balanced Plus Portfolio*
   Pyramis(R) Government Income Portfolio*

   * This portfolio is only available for investment if certain optional riders are elected. (See Investment Allocation Restrictions for GMIB Max III Riders above in this Supplement.)

IV.EXPENSES

REPLACE THE HEADING AND THE FIRST AND SECOND PARAGRAPHS OF THE "LIFETIME INCOME SOLUTION PLUS - RIDER CHARGE" SECTION (ON PAGE 29 OF THE PROSPECTUS) WITH THE
FOLLOWING:

   GUARANTEED MINIMUM INCOME BENEFIT -- RIDER CHARGE

   We offer a guaranteed minimum income benefit (GMIB) rider that provides a Guaranteed Minimum Income Benefit. There are three different versions of the GMIB under this contract: GMIB Max III, LIS Plus II, and LIS Plus I. The LIS Plus II and LIS Plus I are no longer available for purchase.

   If you select the GMIB Max III, or if you selected the LIS Plus II rider, we will assess a charge during the accumulation phase equal to 1.00% of the income base (for a discussion of how the income base is determined, see "Description of GMIB Max III" below in this supplement, or see

   "Living Benefits -- Guaranteed Income Benefits" in the prospectus) at the time the rider charge is assessed prior to any Optional Step-Up. If your income base is increased due to an Optional Step-Up, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.

   If you select the GMIB Max III or LIS Plus II and you: make a full withdrawal (surrender); begin to receive annuity payments at the annuity date; change the owner or joint owner (or the annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, application to an annuity option, change of owner/annuitant, or assignment. If the GMIB Max III or the LIS Plus II rider is terminated because of the death of the owner or joint owner (or the annuitant, if a non-natural person owns the contract); because the Guaranteed Principal Option is exercised; or because it is the 30th day following the contract anniversary prior to the owner's 91st birthday, a pro rata portion of the charge will not be assessed.

REPLACE THE FIFTH PARAGRAPH OF THE "LIFETIME INCOME SOLUTION AND GUARANTEED MINIMUM INCOME BENEFIT -- RIDER CHARGE" SECTION (ON PAGE 33 OF THE PROSPECTUS) WITH THE FOLLOWING:

   The rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised.

   The GMIB or LIS rider charge is deducted from your account value pro rata from each investment portfolio, the fixed account and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account.

IV.LIVING BENEFITS

REPLACE THE "GUARANTEED INCOME BENEFIT" AND "FACTS ABOUT THE LIS PLUS RIDERS" SECTIONS (ON PAGE 37 OF THE PROSPECTUS) WITH THE FOLLOWING:

   GUARANTEED MINIMUM INCOME BENEFITS

   At the time you buy the contract, you may elect a guaranteed minimum income benefit rider, called a Guaranteed Minimum Benefit (GMIB) for an additional charge. Each version of this rider is designed to guarantee a predictable, minimum level of fixed annuity payments, regardless of the investment performance of your account value during the accumulation phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your income base (as explained below) during the accumulation phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.

   There are three different versions of the guaranteed minimum income benefit under this contract: GMIB Max III, LIS Plus II, and LIS Plus I. LIS Plus II and LIS Plus I are no longer available for purchase.

   There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.

   You may not have this benefit and a Lifetime Withdrawal Guarantee rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.

   Facts About Guaranteed Minimum Income Benefit Riders

   Income Base and GMIB Annuity Payments. Under the GMIB riders, we calculate an "income base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the rider and annuitizing the contract. It is important to recognize that this income base is not available for cash withdrawals and does not establish or guarantee your account value or a minimum return for any investment portfolio. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the income base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly annuity payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).

   The GMIB Annuity Table. The GMIB Annuity Table is specified in the rider. For GMIB Max III and for LIS Plus II in contracts issued on or after May 1, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For LIS Plus II and LIS Plus I in contracts issued from May 4, 2009 through April 30, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued on May 1, 2009 or earlier, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the annuity option you select. For the GMIB riders, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.

   If you exercise a GMIB rider, your annuity payments will be the greater of:

   . the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or

   . the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

   If you choose not to receive annuity payments as guaranteed under the GMIB, you may elect any of the annuity options available under the contract.

   Ownership. If you, the owner, are a natural person, you must also be the annuitant. If a non-natural person owns the contract, then the annuitant will be considered the owner in determining the income base and GMIB annuity payments. If joint owners are named, the age of the older joint owner will be used to determine the income base and GMIB annuity payments. For the purposes of the Guaranteed Income Benefit section of the prospectus, "you" always means the owner, oldest joint owner or the annuitant, if the owner is a non-natural person.

   GMIB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.

   LIS Plus I and Qualified Contracts. The LIS Plus I rider may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase and (after an Optional Step-Up) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the rider. You should consult your tax adviser regarding the LIS Plus I rider in connection with a Qualified Contract.

   (See Appendix D for examples of the GMIB Max III and LIS Plus.)

THE FOLLOWING SECTION PRECEDES THE "DESCRIPTION OF LIS PLUS II" SECTION (BEGINNING ON PAGE 38 OF THE PROSPECTUS):

   DESCRIPTION OF GMIB MAX III

   The GMIB Max III rider is available only for owners up through age 78, and you can only elect the GMIB Max III at the time you purchase the contract. THE GMIB MAX III RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.

   INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.

    (a)Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal. On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

   The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal.

    (b)Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less
       (ii), where:

       (i)is purchase payments accumulated at the annual increase rate (as defined below); and

      (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.

   The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the account value, the Annual Increase Amount is not set equal to the account value. See "Optional Step-Up" below in this supplement for a feature that can be used to reset the Annual Increase Amount to the account value.

   The Annual Increase Amount is limited to a maximum percentage of your purchase payments or, if greater, the same percentage of the Annual Increase Amount as increased by the most recent Optional Step-Up (see "Optional Step-Up" below). This percentage is 325%.

   Annual Increase Rate. Through the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is the greater of:

   (a) 5%; or

   (b) the required minimum distribution rate (as defined below).

   Item (b) only applies to IRAs and other contracts subject to
   Section 401(a)(9) of the Internal Revenue Code.

   The required minimum distribution rate equals the greater of:

   (1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the Annual Increase Amount at the beginning of the contract year;

   (2)(a)if you enroll only in the Automated Required Minimum Distribution Program, the total withdrawals during the contract year under the Automated Required Minimum Distribution Program, divided by the Annual Increase Amount at the beginning of the contract year; or

   (2)(b)if you enroll in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the contract year under (i) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the contract year) and (ii) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the Annual Increase Amount at the beginning of the contract year.

   On the first contract anniversary, "at the beginning of the contract year" means on the issue date; on a later contract anniversary, "at the beginning of the contract year" means on the prior contract anniversary.

   See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max III" below in this supplement for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.

   If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a contract year, divided by the Annual Increase Amount at the beginning of the contract year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a)). Therefore, the annual increase rate for that contract year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of annuity payments under the GMIB rider.

   During the 30 day period following the contract anniversary immediately prior to the owner's 91st birthday, the annual increase rate is 0%.

   Withdrawal Adjustments. Withdrawal adjustments in a contract year are determined according to (a) or (b):

    (a)The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal; or

    (b)If total withdrawals in a contract year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year, and if these withdrawals are paid to you (or to the annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

   As described in (a) immediately above, if in any contract year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal reduced the account value. This reduction may be significant, particularly when the account value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of annuity payments under the GMIB rider. Limiting your cumulative withdrawals during a contract year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the contract year will result in dollar-for-dollar treatment of the withdrawals, as described in
   (b) immediately above.

   (See Appendix D in the prospectus for examples of the calculation of the income base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)

   In determining the GMIB annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the income base.

   Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. An Optional Step-Up may be beneficial if your account value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the account value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will also restart the 10-year waiting period. In addition, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.

   An Optional Step-Up is permitted only if: (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.

   You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the account value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur.

   Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

   We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.

   The Optional Step-Up:

    (1)resets the Annual Increase Amount to the account value on the contract anniversary following the receipt of an Optional Step-Up election;

    (2)resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;

    (3)resets the maximum Annual Increase Amount to 325% multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and

    (4)may reset the rider charge to a rate that does not exceed the lower of:
       (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Optional Step-Up.

   In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.

   On the date of the Optional Step-Up, the account value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual

   Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.

   INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Max III investment allocation restrictions, see "Purchase -- Investment Allocation Restrictions for GMIB Max III" above in this supplement.

   If you elect the GMIB Max III, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.

   If you elect the GMIB Max III rider, you must allocate 100% of your purchase payments and account value among five investment portfolios. Four of these investment portfolios -- the AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, and MetLife Balanced Plus Portfolio -- are designed specifically for use with the GMIB Max rider, and have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max III rider is not selected may offer the potential for higher returns. Before you select the GMIB Max III rider, you and your financial representative should carefully consider whether the five investment options available with GMIB Max III meet your investment objectives and risk tolerance.

   Your selling firm may not make one or more of the portfolios available when you apply for the contract and elect the GMIB Max III rider. However, after your contract has been issued with the GMIB Max III rider, all of the GMIB Max III investment portfolios are available for purchase payments or account value transfers. Please be aware that your registered representative may not be able to provide you any information or answer any questions you may have about the portfolio(s) that your selling firm does not make available. Therefore, for transactions involving such portfolio(s), you may need to contact us directly, as described in the "Other Information - Requests and Elections" section of the prospectus.

   RESTRICTIONS ON INVESTMENT ALLOCATIONS IF THE GMIB MAX III RIDER TERMINATES. If the GMIB Max III rider terminates (see "Terminating the GMIB Max III Rider" below in this supplement), you may no longer allocate subsequent purchase payments or transfer account value to or among the five GMIB Max III investment portfolios. You may leave account value in the five investment portfolios, but once you transfer account value to an investment portfolio that is not one of the five investment portfolios, you will not be permitted to transfer it back to any of those five investment portfolios. If the GMIB Max III rider terminates, you will be permitted to allocate subsequent purchase payments or transfer account value to any of the other available investment portfolios, but not to the fixed account.

   POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS FOR GMIB MAX III. In the future, we may choose not to permit owners of existing contracts with the GMIB Max III rider to make subsequent purchase payments if: (a) the GMIB Max III rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max III rider offered to new customers (for example, if we change the GMIB Max III rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with the GMIB Max III rider in advance if we impose restrictions on subsequent purchase payments. If we impose restrictions on subsequent purchase payments, contract owners will still be permitted to transfer account value among the five GMIB Max investment portfolios.

   Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.

   By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:

    (a)is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option) and

    (b)the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.

   The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. It is important to note that only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your account value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max III rider may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the rider for this feature.

   The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB MAX III RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. If you elected the GMIB Max III, the investment allocation restrictions described above will no longer apply (except as described above under "Restrictions on Investment Allocations if the GMIB Max III Rider Terminates").

   Exercising the GMIB Max III Rider. If you exercise the GMIB Max III, you must elect to receive annuity payments under one of the following fixed annuity options:

    (1)Life annuity with 5 years of annuity payments guaranteed.

    (2)Joint and last survivor annuity with 5 years of annuity payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income

   Phase)" in the prospectus.) This joint and last survivor annuity option is only available if the youngest annuitant's attained age is 35 or older.

   These options are described in the contract and the GMIB Max III rider.

   The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the annuity option you select, your age, and (where permitted by state law) your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates.

   If you exercise the GMIB Max III, your annuity payments will be the greater of:

   . the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or

   . the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase)" in the prospectus.)

   If the amount of the guaranteed minimum lifetime income that the GMIB Max III produces is less than the amount of annuity income that would be provided by applying contract value on the annuity date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.

   If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase -- Purchase Payments" in the prospectus), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

   Enhanced Payout Rates. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Max III payout rates are enhanced under the following circumstances.

   If you select the GMIB Max III rider and if:

   .   your contract was issued on or after your 57/th/ birthday;

   .   you begin withdrawals on or after your 62nd birthday;

   . your account value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an income base remaining; and

   . the annuity option you select is the single life annuity with 5 years of annuity payments guaranteed;

   then the annual annuity payments under the GMIB Max III rider will equal or exceed 5% of the income base (calculated on the date the payments are determined).

   If you choose not to receive annuity payments as guaranteed under the GMIB Max III, you may elect any of the annuity options available under the contract.

   Terminating the GMIB Max III Rider. Except as otherwise provided in the GMIB Max III rider, each rider will terminate upon the earliest of:

    a) The 30th day following the contract anniversary prior to your 91st birthday;

    b) The date you make a complete withdrawal of your account value (if there is an income base remaining you will receive payments based on the remaining income base) (a pro rata portion of the rider charge will be assessed);

    c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB Max III (a pro rata portion of the rider charge will be assessed);

    d) Death of the owner or joint owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract;

    e) A change for any reason of the owner or joint owner or the annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);

    f) The effective date of the Guaranteed Principal Option; or

    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).

   Under our current administrative procedures, we will waive the termination of the GMIB Max III rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state.

   When the GMIB Max III rider terminates, the corresponding GMIB Max III rider charge terminates and the GMIB Max III investment allocation restrictions, described above, will no longer apply (except as described above in this supplement under "Restrictions on Investment Allocations if the GMIB Max III Rider Terminates").

   Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max III

   For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

   Used with the GMIB Max III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the income base on a proportionate basis. (Reducing the income base on a proportionate basis could have the effect of reducing or eliminating the value of annuity payments under the GMIB Max III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.

   Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program" in the prospectus). In order to avoid taking withdrawals that could reduce the income base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the contract year with the GMIB Max III. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.

   If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the income base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of annuity payments under the GMIB Max III rider.

   To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.

   (See Appendix D in the prospectus for examples illustrating the operation of GMIB Max III.)

V. APPENDIX B

Add the following information to the end of Appendix B:

   Met Investors Series Trust -- GMIB Max III Portfolios (Class B)
   In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:

     AllianceBernstein Global Dynamic Allocation Portfolio
     Subadviser: AllianceBernstein L.P.
     Investment Objective: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.

     BlackRock Global Tactical Strategies Portfolio
     Subadviser: BlackRock Financial Management, Inc.
     Investment Objective: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.

     MetLife Balanced Plus Portfolio
     Subadviser: Pacific Investment Management Company, LLC

     INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

     AQR GLOBAL RISK BALANCED PORTFOLIO
     SUBADVISER: AQR Capital Management, LLC
     INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.

     PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO
     SUBADVISER: Pyramis Global Advisors, LLC
     INVESTMENT OBJECTIVE: The Pyramis(R) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.

VI.APPENDIX D

REPLACE THE HEADING "LIFETIME INCOME SOLUTION PLUS EXAMPLES" AND THE FIRST PARAGRAPH BENEATH IT (ON PAGE D-1 OF THE PROSPECTUS) WITH THE FOLLOWING:

   GMIB MAX III AND LIFETIME INCOME SOLUTION PLUS EXAMPLES

   The purpose of these examples is to illustrate the operation of the GMIB Max III rider and the Lifetime Income Solution Plus rider. These examples are for the LIS Plus II rider. The LIS Plus II and GMIB Max III riders both have the same annual increase rate, 5%. The LIS Annuity Table" and "LIS annuity payments" under the LIS Plus II rider correspond to the "GMIB Annuity Table" and GMIB annuity payments under the GMIB Max III rider. If a contract is issued with a GMIB Max III rider, the maximum increase limitation on the Annual Increase Amount is 325%. References to the LIS Plus I rider still apply. Based on the date a contract was issued with LIS Plus I, the annual increase rate may be higher than 5%. Example (7) shows how required minimum distributions affect the income base when the GMIB Max III is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).

ADD AS THE THIRD PARAGRAPH BENEATH THE "(4) PUTTING IT ALL TOGETHER" SECTION WITH THE FOLLOWING:

   Assume the owner chooses to exercise the GMIB Max III rider at the 26th contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Assume the account value has declined due to poor market performance. The 5% Annual Increase Amount would be limited to the maximum of 325% of the total purchase payments, which equals $325,000. Because the 5% Annual Increase Amount ($325,000) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($325,000) is used as the income base. The income base of $325,000 is applied to the GMIB Max Annuity Table. This yields annuity payments of $1,781 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 86, the income base of $325,000 would yield monthly payments of $2,097.)


       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

  Distributor: MetLife Investors Distribution Company. Telephone: 800-709-2811
  5 Park Plaza, Suite 1900, Irvine, CA 92614

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     -----------------------------------------------------------------------------------------
The following financial statements comprising each of the Sub-Accounts of the
Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2010.

3.   Statements of Operations for the year ended December 31, 2010.

4.   Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009.
5.   Notes to the Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2010 and 2009.

3.   Statements of Operations for the years ended December 31, 2010, 2009 and 2008.

4.   Statements of Stockholder's Equity for the years ended December 31, 2010, 2009 and 2008.

5.   Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008.

6.   Notes to the Financial Statements.




The following consolidated financial statements of General American Life Insurance Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2010 and 2009.

3.   Consolidated Statements of Operations for the years ended December 31, 2010, 2009 and 2008.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2010, 2009 and
     2008.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008.

6.   Notes to the Consolidated Financial Statements.



b.            Exhibits
              ----------

1.            Resolution of Board of Directors of the Company authorizing the establishment of the Variable
              Account.(1)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement. (effective January 1, 2001)(7)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement. (Effective January 1, 2002)(7)

     (iii)    Retail Sales Agreement and Amendments (25)

     (iv)     Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (17)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract.(2)

     (ii)     Fixed Account Rider.(2)

     (iii)    Enhanced Dollar Cost Averaging Rider.(2)

     (iv)     Three Month Market Entry Rider.(2)

     (v)      Death Benefit Rider-(Annual Step-Up).(2)

     (vi)     Individual Retirement Annuity Endorsement.(2)

     (vii)    Roth Individual Retirement Annuity Endorsement.(2)

     (viii)   401 Plan Endorsement.(2)

     (ix)     Tax Sheltered Annuity Endorsement.(2)


     (x)               Unisex Annuity Rates Rider.(2)

     (xi)              Simple Individual Retirement Annuity Endorsement.(2)

     (xii)             Individual Retirement Annuity Endorsement 6023.1 (9/02)(7)

     (xiii)            Tax Sheltered Annuity Endorsement 6026.1 (9/02)(7)

     (xiv)             Roth Individual Retirement Annuity Endorsement 6024.1 (9/02)(7)

     (xv)              401 (a)/403 (a) Plan Endorsement 6025.1 (9/02)(7)

     (xvi)             Simple Individual Retirement Annuity Endorsement 6276 (9/02)(7)

     (xvii)            Endorsement (Name change effective February 5, 2001. First MetLife Investors Insurance
                       Company; formerly First Cova Life Insurance Company)(4)

     (xviii)           Form of Contract Schedule 4507-3 (11/05) (10)

     (xix)             Designated Beneficiary Non-Qualified Endorsement FMLI-NQ-1 (11/05)-I (10)

     (xx)              Death Benefit Rider - (Principal Protection) 6015 (02/02).(17)

     (xxi)             Form of Contract Schedule for Guaranteed Minimum Income Benefit Rider 6028 (7/08)
                       (Lifetime Income Solution Plus) (23)

     (xxii)            Form of Contract Schedule for Lifetime Withdrawal Guarantee Rider MLIU-ELGWB (4/08)
                       (Lifetime Withdrawal Guarantee) (23)

     (xxiii)           Form of Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-4 (7/08) (Lifetime Withdrawal Guarantee) (23)

     (xxiv)            Form of Guaranteed Minimum Income Benefit - Living Benefit Rider FMLI-560-4 (7/08)
                       (Lifetime Income Solution Plus) (23)

     (xxv)             Form of Guaranteed Minimum Income Benefit Rider - Living Benefit FMLI 560-12 (12/11) (GMIB Max III) (31)

     (xxvi)            Form of Qualified Distribution Program Endorsement FMLI-RMD-NY (7/10) (27)

     (xxvii)           Form of Tax-Sheltered Annuity Endorsement FMLI-398-3-I (12/08) (28)

     (xxviii)          Form of Contract Schedule for Guaranteed Minimum Income Benefit Riders 4507-2 (9/10)
                       (Lifetime Income Solution Plus and GMIB Max III)(30)

5.   (i)               Variable Annuity Application.(3)

     (ii)              Variable Annuity Application (Class A) 4509 (5/04) (APPVA-504NY)(6)

     (iii)             Variable Annuity Application (Class A) 4411 (4/05) (APPVA-505ANY) (9)

     (iv)              Form of Variable Annuity Application (Class A) 4411 (5/04) (APPVAANY 506) (15)

     (v)               Form of Variable Annuity Application (23)

     (vi)              Form of Variable Annuity Application 4411 (3/10) APPANY May 2011 (30)

     (vii)             Form of Variable Annuity Application 4411 (6/11) APPANY Sep 2011 (filed herewith)

     (viii)            Form of Variable Annuity Application 4411 (9/11) APPANY Jan 2012 (filed herewith)

6.   (i)               Copy of Articles of Incorporation of the Company.(1)

     (ii)              Copy of Amended and Restated Bylaws of the Company.(3)

7.   (i)               Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan
                       Life Insurance Company.(5)

     (ii)              Reinsurance Agreement and Administrative Services Agreement between First MetLife Investors
                       Insurance Company and Metropolitan Life Insurance Company. (22)

8.   (i)        (a)    Participation Agreement between Franklin Templeton Variable Insurance Products Trust,
                       Franklin Templeton Distributors, Inc. and First Cova Financial Life Insurance Company
                       (September 1, 2000)(3)

                (b.)   Amendment No. 4 to Participation Agreement Among Franklin Templeton Variable Insurance
                       Products Trust, Franklin Templeton Distributors, Inc., First MetLife Investors Insurance
                       Company and MetLife Investors Distribution Company (effective 04-30-07) (21)

                (c.)   Amendment to the Participation Agreement among Franklin Templeton Variable Insurance
                       Products Trust, Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance
                       Company and MetLife Investors Distribution Company (29)

          (ii)             Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp.,
                           MetLife Investors Distribution Company and First MetLife Investors Insurance Company
                           (February 12, 2001)(3)

          (iii)            Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc. and
                           First Cova Life Insurance Company (June 15, 2000) and Amendment dated May 1, 2001 to
                           Participation Agreement (3)

          (iv)             Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance
                           Company and First MetLife Investors Insurance Company (February 1, 2001)(7)

          (v)              Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC,
                           Metropolitan Life Insurance Company and First MetLife Investors Insurance Company
                           (effective July 1, 2004)(11)

          (vi)             Net Worth Agreement (13)

          (vii)            Guarantee Agreement (General American Life Insurance Company) (June 1, 1995)(16)

          (viii)           Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC,
                           MetLife Securities, Inc. and First MetLife Investors Insurance Company (effective April 30,
                               2007)(17)

          (ix)      (a.)   Fund Participation Agreement Among First MetLife Investors Insurance Company, American
                           Funds Insurance Series and Capital Research and Management Company (effective
                           04-29-03)(18)

                    (b.)   First Amendment to the Fund Participation Agreement Among First MetLife Investors Insurance
                           Company, American Funds Insurance Series and Capital Research and Management Company
                           dated November 1, 2005 (effective 01-01-2007)(19)

                    (c.)   Amendment to the Participation Agreement among American Funds Insurance Series, Capital
                           Research and Management Company and First MetLife Investors Insurance Company (29)

9.        (i)              Opinion and Consent of Counsel (20)

          (ii)             Opinion of Counsel (General American Life Insurance Company)(16)

10.       (i)              Consent of Independent Registered Public Accounting Firm for the Depositor, the Registrant and
                           the Guarantor (to be updated by amendment)

          (ii)             Consent of Independent Registered Public Accounting Firm for MetLife, Inc. (to be updated by amendment)

11.                        Not Applicable.

12.                        Not Applicable.

13.       (i)              Powers of Attorney for Michael K. Farrell, Norse N. Blazzard, Robert L. Davidow, Elizabeth
                           M. Forget, George Foulke, Richard A. Hemmings, Jay S. Kaduson, Lisa S. Kuklinski, Richard
                           C. Pearson, Thomas A. Price, Thomas J. Skelly, Robert E. Sollmann, Jr., Paul A. Sylvester,
                           Jeffrey A. Tupper and James J. Reilly (30)

          (ii)(a)          Powers of Attorney (General American Life Insurance Company) for Michael K. Farrell, Peter
                           M. Carlson, Todd B. Katz, Maria R. Morris, Eric T. Steigerwalt, Stanley J. Talbi, Michael J.
                           Vietri and Teresa Wynn Rosenborough (26)

          (b)              Powers of Attorney (General American Life Insurance Company) for Anne M. Belden (30)


 (1)                       incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 on Form N-4
                           (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

 (2)                       incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96775 and
                           811-08306) as electronically filed on July 19, 2002.

 (3)                       incorporated herein by reference Registrant's Pre-Effective Amendment No. 1 on Form N-4
                           (File Nos. 333-96775 and 811-08306) as electronically filed on October 15, 2002.

 (4)                       incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4
                           (File Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.

 (5)                       incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4
                           (File Nos. 333-96775 and 811-08306) as electronically filed on April 30, 2003.


      (6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4
          (File Nos. 333-96775 and 811-08306) as electronically filed on April 29, 2004.

      (7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 on Form N-4
          (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

      (8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4
          (File Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.

      (9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 on Form N-4
          (File Nos. 333-96775 and 811-08306) as electronically filed on July 14, 2005.

   (10)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4
          (File Nos. 333-96773 and 811-08306) as electronically filed on September 9, 2005.

   (11)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4
          (File Nos. 333-96773 and 811-08306) as electronically filed on October 7, 2005.

   (12)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4
          (File Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

   (13)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4
          (File Nos. 333-96773 and 811-08306) as electronically filed on April 21, 2006.

   (14)   incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
          Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April 24, 2006.

   (15)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4
          (File Nos. 333-96775 and 811-08306) as electronically filed on April 21, 2006.

   (16)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4
          (File Nos. 333-96795 and 811-08306) as electronically filed on July 27, 2006.

   (17)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4
          (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.

   (18)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4
          (File Nos. 333-125617 and 811-08306) as electronically filed on April 21, 2006.

   (19)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4
          (File Nos. 333-96773 and 811-08306) as electronically filed on April 18, 2007.

   (20)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4
          (File Nos. 333-96775 and 811-08306) as electronically filed on April 18, 2007.

   (21)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4
          (File Nos. 333-96777 and 811-08306) as electronically filed on October 31, 2007.

   (22)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4
          (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2008.

   (23)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4
          (File Nos. 333-96777 and 811-08306) as electronically filed on May 9, 2008.

   (24)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4
          (File Nos. 333-96775 and 811-08306) as electronically filed on September 15, 2009.

   (25)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4
          (File Nos. 333-96777 and 811-08306) as electronically filed on April 15, 2010.

   (26)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 to Form N-4
          (File Nos. 333-96775 and 811-08306) as electronically filed on April 15, 2010.

   (27)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4
          (File Nos. 333-96773 and 811-08306) as electronically filed on June 15, 2010.

   (28)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4
          (File Nos. 333-156646 and 811-08306) as electronically filed on March 22, 2011.

   (29)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 to Form N-4
          (File Nos. 333-96773 and 811-08306) as electronically filed on April 14, 2011.


   (30)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4
          (333-96775 and 811-08306) as electronically filed on April 14, 2011.

   (31)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4
          (333-176680 and 811-08306) as electronically filed on October 14, 2011.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   --------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer
Morristown, NJ 07962

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Richard C. Pearson                      Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Director and Vice President
10 Park Avenue
Morristown, NJ 07962

Lisa S. Kuklinski                       Director and Vice President
1095 Avenue of the Americas
New York, NY 10036

Jeffrey A. Tupper                       Director and Assistant Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Norse N. Blazzard                       Director
6278 North Federal Highway
Suite 390
Ft. Lauderdale, FL 33308

Robert L. Davidow                       Director
367 Stanwich Road
Greenwich, CT 06830

George Foulke                           Director
300 Davidson Avenue
Somerset, NJ 08873

Richard A. Hemmings                     Director
Fidelity Life Association
1211 West 22nd Street, # 209
Oak Brook, IL 60026

Thomas A. Price                         Director
66 Davidson Lane East
West Islip, NY 11795

Thomas J. Skelly                        Director
1270 W. Whitmore Ct.
Lake Forest, IL 60045

Paul A. Sylvester                       Director
10 Park Avenue
Morristown, NJ 07962

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                       Treasurer
1095 Avenue of the Americas
New York, NY 10036

Robert E. Sollmann, Jr.                 Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

James J. Reilly                         Vice President-Finance (principal financial officer and principal
501 Boylston Street                     accounting officer)
Boston, MA 02116

Patricia M. Schwartz                    Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jonathan L. Rosenthal                   Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Scott E. Andrews                        Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

Manish P. Bhatt                         Vice President
501 Route 22
Bridgewater, NJ 08807


William D. Cammarata                    Vice President
18210 Crane Nest Drive
Tampa, FL 33647


Jeffrey P. Halperin                     Vice President
1095 Avenue of the Americas
New York, NY 10036

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614


John J. Iwanicki                        Vice President
18210 Crane Nest Drive
Tampa, FL 33647


Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg                    Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116

Gene Lunman                             Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

William J. Raczko                       Vice President
501 Route 22
Bridgewater, NJ 08807


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Tia M. Trytten                          Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF JUNE 30, 2011

The following is a list of subsidiaries of MetLife,  Inc. updated as of June
30, 2011. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Affiliated Insurance Agency LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

G. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

H.    MetLife Securities, Inc. (DE)

I.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (TX)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

J.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

K.    MetLife Investors Insurance Company (MO)

L.    First MetLife Investors Insurance Company (NY)

M.    Walnut Street Securities, Inc. (MO)

N.    Newbury Insurance Company, Limited (Bermuda)

O.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

P.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., LTD. (Japan)

            c)    MetLife Limited (Hong Kong)

      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

Q.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   GenAmerica Financial, LLC (DE)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   Krisman, Inc. (MO)

      29.   Special Multi-Asset Receivables Trust (DE)

      30.   White Oak Royalty Company (OK)

      31.   500 Grant Street GP LLC (DE)

      32. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      33.   MetLife Canada/MetVie Canada (Canada)

      34.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      35.   Euro CL Investments LLC (DE)

      36.   MEX DF Properties, LLC (DE)

      37. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      38.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      39.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      40.   MLIC Asset Holdings, LLC (DE)

      41.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      42.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      43. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      44. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      45.   MLIC CB Holdings LLC (DE)

R.    MetLife Capital Trust IV (DE)

S. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

T.    MetLife Reinsurance Company of South Carolina (SC)

U.    MetLife Investment Advisors Company, LLC (DE)

V.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

W.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


X.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

Y.    MetLife Capital Trust X (DE)

Z.    Cova Life Management Company (DE)

AA.   MetLife Reinsurance Company of Charleston (SC)

AB.   MetLife Reinsurance Company of Vermont (VT)

AC.   Delaware American Life Insurance Company (US)

      1.    GBN, LLC (US)

AD.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico pojist'ovna a.s. (Czech Republic)

      12.   MetLife S.A. (France)

            a) ALICO Direct (France) - 50% of ALICO Direct is owned by MetLife S.A. and the remaining interests by AIG Europe, S.A.

            b)    ALICO Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. Hestis S.A. (France) - 66.06% of Hestis S.A. is owned by ALICO and the remaining interests are owned by third parties.

      15. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      16.   ALICO Life International Limited (Ireland)

      17.   ALICO Isle of Man Limited (Isle of Man)

      18.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      19. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland)

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      20.   ALICO Asigurari Romania S.A. (Romania)

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.I. (Romania)

      21.   International Investment Holding Company Limited (Russia)

      22.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      23.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)

      24.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      25. ALICO AIG Europe A.I.E. (Spain) - 50% of Alico AIG Europe A.I.E. is owned by ALICO and the remaining interests are owned by a third party.

      26.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      27.   ALICO Management Services Limited (United Kingdom)

      28.   ZEUS Administration Services Limited (United Kingdom)

      29.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      30.   PJSC ALICO Ukraine (Ukraine)

      31.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      32.   International Technical and Advisory Services Limited (USA-Delaware)

      33.   International Services Incorporated (USA-Delaware)

      34.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      35. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      36. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      37. ALICO Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of ALICO Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      38. Inversiones Interamericana S.A. (Chile) 99.99% of Inversiones Interamericana S.A. is owned by ALICO and .01% by International Technical & Advisory Services.

            a) Administradora de Fondos Para la Vivienda Intercajas S.A. (Chile) - 40% of Administradora De Fondos Para la Vivienda Intercajas S.A. is owned by Inversiones Interamericana S.A. and the remaining interests are owned by a third party.

            b)    La Interamericana Compania de Seguros de Vida S.A. (Chile)

            c) ALICO Costa Rica S.A. (Costa Rica) - 99.99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and .01% by La Interamericana Compania de Seguros de Vida S.A.

            d) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      39.   ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico)

      40.   ALICO Services, Inc. (Panama)

      41.   American Life and General Insurance Company (Trinidad & Tobago) Ltd.
            - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a)    ALGICO Properties, Ltd. (Trinidad & Tobago)

      42.   ALICO Compania de Seguros de Vida, S.A. (Uruguay)

      43. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by a third party.

      44.   Global Properties, Inc. (USA-Delaware)

      45.   Alpha Properties, Inc. (USA-Delaware)

      46.   Beta Properties, Inc. (USA-Delaware)

      47.   Delta Properties Japan, Inc. (USA-Delaware)

      48.   Epsilon Properties Japan, Inc. (USA)

      49.   Iris Properties, Inc. (USA-Delaware)

      50.   Kappa Properties Japan, Inc. (USA-Delaware)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

ITEM 27. NUMBER OF CONTRACT OWNERS


    As of August 31, 2011, there were 20,009 owners of qualified contracts and 12,368 owners of non-qualified contracts offered by the Registrant (First MetLife Investors Variable Annuity Account One).



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article VII, Section VII.1) provide that:


    The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or interstate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.


    The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.


    The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.


    A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:


  (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or


  (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,


    (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

    (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

    Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.


    Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.


    If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.


    The Corporation shall have the power, in furtherance of the provisions of this Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.


    No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

    Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Life Account One
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund, Inc.
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two

Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                       Treasurer
10 Park Avenue
Morristown, NJ 07962

John G. Martinez                        Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614




Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $40,547,522         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on this 12th day of October 2011.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By:  FIRST METLIFE INVESTORS INSURANCE COMPANY

By:  /s/ Paul L. LeClair
     ---------------------------
     Paul L. LeClair
     Vice President

FIRST METLIFE INVESTORS INSURANCE COMPANY
(Depositor)

By:  /s/ Paul L. LeClair
     ---------------------------
     Paul L. LeClair
     Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on October 12, 2011.

/s/ Michael K. Farrell*         Chairman of the Board, President, Chief
-----------------------------   Executive Officer
Michael K. Farrell

/s/ James J. Reilly*            Vice President-Finance (principal financial
-----------------------------   officer and principal accounting officer)
James J. Reilly

/s/ Norse N. Blazzard*          Director
-----------------------------
Norse N. Blazzard

/s/ Robert L. Davidow*          Director
-----------------------------
Robert L. Davidow

/s/ Elizabeth M. Forget*        Director and Executive Vice President
-----------------------------
Elizabeth M. Forget

/s/ George Foulke*              Director
-----------------------------
George Foulke

/s/ Richard A. Hemmings*        Director
-----------------------------
Richard A. Hemmings

/s/ Jay S. Kaduson*             Director and Vice President
-----------------------------
Jay S. Kaduson

/s/ Lisa S. Kuklinski*          Director and Vice President
-----------------------------
Lisa S. Kuklinski

/s/ Richard C. Pearson*         Director
-----------------------------
Richard C. Pearson

/s/ Thomas A. Price*            Director
-----------------------------
Thomas A. Price

/s/ Robert E. Sollmann, Jr.*    Director and Executive Vice President
-----------------------------
Robert E. Sollmann, Jr.

/s/ Thomas J. Skelly*           Director
-----------------------------
Thomas J. Skelly

/s/ Paul A. Sylvester*          Director
-----------------------------
Paul A. Sylvester

/s/ Jeffrey A. Tupper*          Director and Assistant Vice President
-----------------------------
Jeffrey A. Tupper

*By:  /s/ Michele H. Abate
      ------------------------------------
      Michele H. Abate, Attorney-In-Fact
      October 12, 2011

* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File Nos. 333-96775/811-08306) filed as
Exhibit 13(i) on April 14, 2011.

     As required by the Securities Act of 1933, General American Life Insurance Company has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of Boston, and state of Massachusetts, on this 12th day of October, 2011.

GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)

By:  /s/ Paul L. LeClair
     --------------------------
     Paul L. LeClair
     Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on October 12, 2011.

/s/ Michael K. Farrell*         Chairman of the Board, President, Chief
-----------------------------   Executive Officer and Director
Michael K. Farrell

/s/ Todd B. Katz*               Director
-----------------------------
Todd B. Katz

/s/ Peter M. Carlson*           Director, Executive Vice President and Chief
-----------------------------   Accounting Officer
Peter M. Carlson

/s/ Stanley J. Talbi*           Director
-----------------------------
Stanley J. Talbi

                                Director
-----------------------------
Paul A. LaPiana

/s/ Michael J. Vietri*          Director
-----------------------------
Michael J. Vietri

/s/ Maria R. Morris*            Director
-----------------------------
Maria R. Morris

/s/ Anne M. Belden*             Vice President (principal financial officer)
-----------------------------
Anne M. Belden

/s/ Eric T. Steigerwalt*        Director
-----------------------------
Eric T. Steigerwalt

/s/ Teresa Wynn Roseborough*    Director
-----------------------------
Teresa Wynn Roseborough

*By:  /s/ Michele H. Abate
      ------------------------------------
      Michele H. Abate, Attorney-In-Fact
      October 12, 2011

* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 on Form N-4 (File Nos. 333-96775/811-08306), filed as Exhibit 13(ii) on April 15, 2010 and the power of attorney for Anne M. Belden which is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-4 (File Nos. 333-96775/811-08306), filed as Exhibit 13(ii)(b) on April 14, 2011.

FMLI Class A

                                Index To Exhibits

5(vii)       Form of Variable Annuity Application
5(viii)      Form of Variable Annuity Application